SCHEDULE OF AMORTIZATION EXPENSES (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 21,876	$ 21,649
2026	21,879	21,649
2027	21,879	21,649
2028	21,876	21,649
2029	21,876	21,649
Thereafter	883,165	886,982
Total	$ 992,544	$ 995,227	$ 366,167